Financial Instruments and Risk Management (Tables)	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Financial Instruments and Risk Management [Abstract]
Fair value of the Partnership's derivative instruments and their location in the condensed consolidated balance

The following summarizes the gross fair value of the Partnership's derivative instruments and their location in the condensed consolidated balance sheet as of March 24, 2012 and September 24, 2011, respectively:

	As of March 24, 2012		As of September 24, 2011
Asset Derivatives	Location	Fair Value	Location	Fair Value
Derivatives not designated as hedging instruments:
Commodity options	Other current assets	$1,083	Other current assets	$3,710
	Other assets	-	Other assets	612
Commodity futures	Other current assets	199	Other current assets	1,132

		$1,282		$5,454

Liability Derivatives	Location	Fair Value	Location	Fair Value
Derivatives designated as hedging instruments:
Interest rate swaps	Other current liabilities	$2,638	Other current liabilities	$2,662
	Other liabilities	999	Other liabilities	1,934

		$3,637		$4,596

Derivatives not designated as hedging instruments:
Commodity options	Other current liabilities	$31	Other current liabilities	$2,407
	Other liabilities	-	Other liabilities	69

		$31		$2,476

The following summarizes the fair value of the Partnership's derivative instruments and their location in the consolidated balance sheet as of September 24, 2011 and September 25, 2010, respectively:

	As of September 24, 2011		As of September 25, 2010
Asset Derivatives	Location	Fair Value	Location	Fair Value
Derivatives not designated as hedging instruments:

Commodity options	Other current assets	$3,710	Other current assets	$2,601
	Other assets	612	Other assets	-

Commodity futures	Other current assets	1,132	Other current assets	22
		$5,454		$2,623

Liability Derivatives	Location	Fair Value	Location	Fair Value
Derivatives designated as hedging instruments:

Interest rate swaps	Other current liabilities	$2,662	Other current liabilities	$2,740
	Other liabilities	1,934	Other liabilities	3,561
		$4,596		$6,301
Derivatives not designated as hedging instruments:

Commodity options	Other current liabilities	$2,407	Other current liabilities	$641
	Other liabilities	69	Other liabilities	-

Commodity futures	Other current liabilities	-	Other current liabilities	1,838
		$2,476		$2,479

Reconciliation of the beginning and ending balances of assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs
The following summarizes the reconciliation of the beginning and ending balances of assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs:

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Six Months Ended March 24, 2012		Six Months Ended March 26, 2011
	Assets	Liabilities	Assets	Liabilities
Opening balance of over-the-counter options	$1,780	$118	$1,509	$29
Beginning balance realized during the period	(398)	-	(833)	(11)
Contracts purchased during the period	330	-	475	-
Change in the fair value of beginning balance	(770)	(97)	(41)	(18)

Closing balance of over-the-counter options	$942	$21	$1,110	$-

The following summarizes the reconciliation of the beginning and ending balances of assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs:

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Fiscal 2011		Fiscal 2010
	Assets	Liabilities	Assets	Liabilities
Beginning balance of over-the-counter options	$1,509	$30	$1,675	$844
Beginning balance realized during the period	(1,509)	(30)	(1,434)	(844)
Change in the fair value of beginning balance	-	-	(241)	-
Contracts purchased during the period	1,780	118	1,509	30
Ending balance of over-the-counter options	$1,780	$118	$1,509	$30

Effect of the Partnership's derivative instruments on the condensed consolidated statement of operations
The effect of the Partnership's derivative instruments on the condensed consolidated statements of operations for the three and six months ended March 24, 2012 and March 26, 2011 are as follows:

	Three months ended March 24, 2012			Three months ended March 26, 2011
Derivatives in Cash Flow Hedging Relationships	Gains (Losses) Recognized in OCI (Effective Portion)	Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)		Gains (Losses) Recognized in OCI (Effective Portion)	Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)
		Location	Amount		Location	Amount
Interest rate swap	$(695)	Interest expense	$(642)	$(352)	Interest expense	$(704)

	$(695)		$(642)	$(352)		$(704)

Derivatives Not Designated as Hedging Instruments	Location of Gains (Losses) Recognized in Income	Amount of Unrealized Gains (Losses) Recognized in Income		Location of Gains (Losses) Recognized in Income	Amount of Unrealized Gains (Losses) Recognized in Income
Options	Cost of products sold	$(653)		Cost of products sold	$766
Futures	Cost of products sold	653		Cost of products sold	3,357

		$-			$4,123

	Six months ended March 24, 2012			Six months ended March 26, 2011
Derivatives in Cash Flow Hedging Relationships	Gains (Losses) Recognized in OCI (Effective Portion)	Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)		Gains (Losses) Recognized in OCI (Effective Portion)	Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)
		Location	Amount		Location	Amount
Interest rate swap	$(378)	Interest expense	$(1,338)	$226	Interest expense	$(1,428)

	$(378)		$(1,338)	$226		$(1,428)

Derivatives Not Designated as Hedging Instruments	Location of Gains (Losses) Recognized in Income	Amount of Unrealized Gains (Losses) Recognized in Income		Location of Gains (Losses) Recognized in Income	Amount of Unrealized Gains (Losses) Recognized in Income
Options	Cost of products sold	$(115)		Cost of products sold	$799
Futures	Cost of products sold	(933)		Cost of products sold	1,751

		$(1,048)			$2,550

The effect of the Partnership's derivative instruments on the consolidated statement of operations for fiscal 2011, 2010 and 2009 are as follows:

	Amount of Gains (Losses) Recognized in OCI (Effective Portion)	Gains (Losses) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivatives in Cash Flow Hedging Relationships:		Location	Amount

Fiscal 2011
Interest rate swap	$(1,177)	Interest expense	$(2,881)

Fiscal 2010
Interest rate swap	$(5,706)	Interest expense	$(3,597)

Fiscal 2009
Interest rate swap	$(4,079)	Interest expense	$(3,088)

Derivatives Not Designated as Hedging Instruments:	Location of Gains (Losses) Recognized in Income	Amount of Unrealized Gains (Losses) Recognized in Income

Fiscal 2011
Options	Cost of products sold	$(1,517)
Futures	Cost of products sold	2,948
		$1,431
Fiscal 2010
Options	Cost of products sold	$(1,275)
Futures	Cost of products sold	(4,125)
		$(5,400)
Fiscal 2009
Options	Cost of products sold	$(589)
Futures	Cost of products sold	2,302
		$1,713